Business combinations	12 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Business combinations
15. Business combinations

The following strategic business combinations were made to form the SIGNA Sports United Business in fiscal year ending September 30, 2022:

Acquisition of Wiggle Group
On December 14, 2021, SSU GmbH completed the acquisition of 100% of the issued shares in Wiggle Group, a UK headquartered online cycling and multisport specialist, for a total consideration of €510.8 million. The strategic investment is intended to strengthen the Company’s activities in the Bike & Outdoor business segment and to extend the Company’s internationalization strategy. The operating results and assets and liabilities of the acquired company are consolidated from December 14, 2021.
Acquisition-related costs in the amount of €0.2 million were reported within other operating expenses (2021: €3.6 million).

Details of the consideration transferred on acquisition date:

EUR million
Cash Consideration	236.0
Equity Consideration	274.8
Total consideration	510.8
As of September 30, 2022, the purchase price allocation has been completed. The following table illustrates the recognized assets and (liabilities) assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	9.5
Right-of-use-assets	24.8
Identifiable intangible assets	202.0
Inventories	78.0
Trade receivables	0.7
Other current financial asset	2.4
Other current assets	11.2
Cash and cash equivalents	45.8
Non-current provisions	(3.1)
Non-current financial liabilities	(98.0)
Deferred tax liabilities	(28.5)
Trade payables	(41.2)
Other current financial liabilities	(2.0)
Other current liabilities	(69.6)
Contract liabilities	(1.7)
Total identifiable net assets acquired	130.3
Consideration transferred	510.8
Goodwill	380.4
The goodwill is attributable mainly to the synergies expected to be achieved from integrating the Wiggle Group into the Group’s existing bike and outdoor business as well as from the expansion of existing business activities and the expected benefits from the expansion into new markets and business segments. Therefore, an amount of €61.2 million of the originally recognized Goodwill of €380.4 million was allocated to the group of CGUs Internetstores. Furthermore, an impairment loss which was fully allocated to goodwill of €243.7 million was recognized for the fiscal year ended September 30, 2022 (see Note 7.2). None of the goodwill recognized is expected to be deductible for tax purposes.
The fair value of the trademarks was determined using the relief from royalty method. The fair value allocated to customer relationships was determined using the “Multi-Period Excess Earnings Method”.
From the acquisition date on December 14, 2021 to September 30, 2022, the Wiggle Group contributed revenue of €223.8 million and loss of €123.1 million to the Group’s results. If the acquisition had taken place on October 1, 2021, management estimates that the contribution to the consolidated revenue and consolidated loss would have been €295.9 million and €175.8 million, respectively. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on October 1, 2021.
Acquisition of Tennis Express
On January 1, 2022, the Company acquired 66.66 % of the issued shares in Tennis Express, a full-service tennis specialty retailer based in Houston, Texas. The strategic investment is intended to strengthen the activities in the Tennis business segment and to extend the Group internationalization strategy. The purchase price paid in cash amounted to €3.6 million and also consists of equity instruments in the amount of €16.9 million. At the time of the acquisition, the Company and the non-controlling shareholders entered into a nearly symmetrical put call options that are classified as a synthetic forward transaction. Under these options, the Group is obligated to acquire the remaining 33.34% of non-controlling interests for a contractually agreed consideration no later than the expiry of the options on February 29, 2024. The expected payment resulting from the put option liability at the acquisition date is €10.8 million. The Group has applied the anticipated acquisition method, whereby the put option liability is viewed as part of the consideration transferred and no non-controlling interest is recognized.
Acquisition-related costs in the amount of €0.1 million were reported within other operating expenses (2021: €0.3 million).
The following table illustrates the recognized assets and (liabilities) assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.2
Identifiable intangible assets	7.1
Inventories	9.1
Trade receivables	0.1
Other current assets	1.4
Cash and cash equivalents	0.6
Deferred tax liabilities	(1.8)
Tax liabilities	(1.1)
Trade payables	(3.2)
Other current liabilities	(2.6)
Total identifiable net assets acquired	9.9
Consideration transferred	31.3
Goodwill	21.4
The goodwill is attributable mainly to the synergies expected to be achieved from integrating Tennis Express into the Group’s existing tennis business as well as from the expansion of existing business activities and the expected benefits from the expansion into new markets and business segments. Therefore, the recognized Goodwill of €21.4 million was fully allocated to the group of CGUs Tennis US. None of the goodwill recognized is expected to be deductible for tax purposes.
From the acquisition date on January 1, 2022, to September 30, 2022, Tennis Express contributed revenue of €44.5 million and loss of €6.8 million to the Group’s results. If the acquisition had taken place on October 1, 2021, management estimates that the contribution to the consolidated revenue and consolidated loss would have been €59.3 million and €8.3 million, respectively. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on October 1, 2021.
The following strategic business combinations were made to form the SIGNA Sports United Business in fiscal year ending September 30, 2021:
Acquisition of Midwest Sports
The acquisition of Midwest Sports Supply, Inc., Cincinnati, Ohio, USA ("Midwest"), an online retailer, which closed on April 30, 2021, was a strategic investment to strengthen the activities in the Tennis business segment.
As part of the transaction, SIGNA Sports United acquired 60.61 % of the shares in Midwest. The purchase price paid in cash amounted to €7.7 million at the time of acquisition. At the time of the acquisition, SSU and the non-controlling shareholders entered into a nearly symmetrical put call option that can be classified as a synthetic forward transaction. Under the options, the Group is obligated to acquire the remaining 39.39 % non-controlling interests for a contractually agreed consideration no later than the expiry of the options on March 31, 2025. The expected payment resulting from the put option liability at the acquisition date is €5.5 million. The Group has applied the anticipated acquisition method, whereby the put option liability is viewed as part of the consideration transferred and no non-controlling interest is recognized.
Acquisition-related costs in the amount of €0.4 million were reported within other operating expenses.
As of September 30, 2021, the purchase price allocation has been completed. The following table illustrates the recognized assets and liabilities assumed at the date of the acquisition:

EUR million	Fair value at the time of acquisition
Property, plant and equipment	0.1
Right-of-use-assets	0.6
Identifiable intangible assets	1.7
Other non-current assets	0.3
Inventories	4.9
Trade receivables	0.1
Other current assets	0.1
Cash and cash equivalents	0.2
Other non-current liabilities	(0.5)
Tax liabilities	(0.7)
Trade payables	(3.2)
Other current liabilities	(1.4)
Total identifiable net assets acquired	2.2
Consideration transferred	13.2
Goodwill	11.0
The goodwill allocated to the expected synergies from the expansion of existing business activities and the expected benefits from the expansion into new markets and business segments was not tax deductible.
The fair value of the trademarks was determined using the relief from royalty method. The fair value allocated to the customer relationship was determined using the “Multi-Period Excess Earnings Method”.
From the acquisition date on April 30, 2021, to September 30, 2021, Midwest contributed revenue of €16.5 million and profit of €0.5 million to the Group’s results. If the acquisition had taken place already on October 1, 2020, management estimates that the contribution to the consolidated revenue and consolidated profit would have been €35.9 million and €2.5 million, respectively. In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on October 1, 2020.